FRANK RUSSELL INVESTMENT COMPANY

MONEY MARKET FUNDS

2001 Annual Report

CLASS S SHARES

MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


OCTOBER 31, 2001


                                                                  [Russell Logo]

FRANK RUSSELL INVESTMENT
COMPANY

Frank Russell Investment Company
is a "series mutual fund" with 31
different investment portfolios.
These financial statements report
on three Funds, each of which has
distinct investment objectives and
strategies.

FRANK RUSSELL INVESTMENT
MANAGEMENT COMPANY

Responsible for overall management
and administration of the Funds.

FRANK RUSSELL COMPANY

Consultant to Frank Russell
Investment Management Company.

                        FRANK RUSSELL INVESTMENT COMPANY

                               MONEY MARKET FUNDS

                                  ANNUAL REPORT

                                OCTOBER 31, 2001

                                TABLE OF CONTENTS


                                                                                      Page
   Letter to Our Clients............................................................    3

   Money Market Fund................................................................    4

   US Government Money Market Fund..................................................   12

   Tax Free Money Market Fund.......................................................   18

   Notes to Financial Statements....................................................   29

   Report of Independent Accountants................................................   32

   Tax Information..................................................................   33

   Manager, Money Managers and Service Providers....................................   34

FRANK RUSSELL INVESTMENT COMPANY - MONEY MARKET FUNDS
Copyright (C) Frank Russell Company 2001. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 2001 Annual Report. This report covers information on three of the Funds and represents our twentieth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in 2001, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 2000 we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The Select Growth and Select Value Funds were opened for investment in January 2001, providing diversified investment approaches to equity markets that compliment the existing families of Russell and Institutional Funds.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to 2002 and continuing to earn your support.

Sincerely,

/s/ Lynn L. Anderson

Lynn L. Anderson
Chairman of the Board
Frank Russell Investment Company

MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                        PRINCIPAL
                                                                         AMOUNT                        DATE        VALUE
                                                                          (000)          RATE           OF         (000)
                                                                            $              %         MATURITY*       $
                                                                        ---------        -----       ---------    -------
CORPORATE BONDS AND NOTES - 6.6%
Illinois Health Facilities Authority Revenues (a)                        46,600          2.550        07/01/24     46,600
Illinois Health Facilities Authority Revenues (a)                        27,300          2.700        01/01/28     27,300
New York Life Capital Corp. (a)                                          50,000          3.648        11/21/01     50,000
                                                                                                                  -------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $123,900)                                                         123,900
                                                                                                                  -------
YANKEE CERTIFICATES OF DEPOSIT - 2.4%
Dresdner Bank (Toronto)                                                  31,353          2.656        11/01/01     31,353
Commerzbank AG New York                                                  14,500          4.180        11/01/01     14,500
                                                                                                                  -------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost $45,853)                                                      45,853
                                                                                                                  -------

DOMESTIC COMMERCIAL PAPER - 90.0%
Allegheny Energy, Inc.                                                   26,400          2.620        11/05/01     26,392
Allegheny Energy, Inc.                                                   10,000          2.600        11/07/01      9,996
Allegheny Energy, Inc.                                                   18,000          2.580        11/13/01     17,985
Allegheny Energy, Inc.                                                   10,000          2.670        11/16/01      9,989
Allegheny Energy, Inc.                                                   15,000          2.500        11/26/01     14,974
Allegheny Energy, Inc.                                                   15,000          2.550        11/29/01     14,970
Atmos Energy Corp.                                                       40,000          2.725        11/01/01     39,700
Bavaria Universal Funding                                                30,000          2.480        11/16/01     29,969
Bavaria Universal Funding                                                30,348          2.480        11/19/01     30,310
Black Forest Funding Corp.                                               17,000          2.550        11/06/01     16,994
Black Forest Funding Corp.                                               25,000          2.550        11/07/01     24,989
Black Forest Funding Corp.                                               40,000          2.490        11/19/01     39,950
Black Forest Funding Corp.                                                7,000          2.500        11/19/01      6,991
BTM Capital Corp.                                                        13,000          2.750        11/05/01     12,996
Comision Federal de Electricidad Series A                                27,000          2.430        11/26/01     26,954
EagleFunding Capital Corp.                                               15,222          2.560        11/09/01     15,213
EagleFunding Capital Corp.                                                7,744          2.500        11/19/01      7,734
EagleFunding Capital Corp.                                               24,355          2.470        11/20/01     24,323
EagleFunding Capital Corp.                                                8,668          2.500        11/20/01      8,657
EagleFunding Capital Corp.                                               35,000          2.440        11/26/01     34,941
Eiffel Funding LLC                                                       50,000          2.540        11/01/01     50,000
Eiffel Funding LLC                                                       18,511          2.500        11/14/01     18,494
Eiffel Funding LLC                                                       15,000          2.510        11/15/01     14,985
Eiffel Funding LLC                                                       13,000          2.530        11/15/01     12,987
Fairway Finance Corp.                                                    18,927          2.560        11/02/01     18,926
Fairway Finance Corp.                                                    50,000          2.500        11/16/01     49,948
Fairway Finance Corp.                                                    28,664          2.470        11/21/01     28,625
Fairway Finance Corp.                                                    18,000          2.430        11/26/01     17,970
Giro Balanced Funding Corp.                                               9,116          2.450        11/15/01      9,107
Giro Balanced Funding Corp.                                               4,452          2.450        11/20/01      4,446
Grantor Trust Series 1997-11 (a)                                         23,922          3.463        12/01/04     23,922
Grantor Trust Series 1998-T67 (a)                                        13,395          3.463        07/01/04     13,395

4 Money Market Fund

MONEY MARKET FUND

                                                                October 31, 2001

                                                                PRINCIPAL
                                                                 AMOUNT                    DATE       VALUE
                                                                  (000)        RATE         OF        (000)
                                                                    $            %       MATURITY*      $
                                                                ---------      -----     ---------    ------
Harsco Corp.                                                      50,000       2.725     11/01/01     49,871
Hatteras Funding Corp.                                             8,000       2.820     11/02/01      7,999
Hatteras Funding Corp.                                            66,234       2.510     11/15/01     66,169
High Peak Funding LLC                                             19,000       2.550     11/05/01     18,995
High Peak Funding LLC                                             25,000       2.590     11/06/01     24,991
High Peak Funding LLC                                             40,000       2.420     11/27/01     39,930
Kansas City Power & Light Co.                                     40,000       2.725     11/01/01     39,700
Lexington Parker Capital Corp.                                     4,499       2.570     11/09/01      4,496
Long Lane Master Trust IV                                         11,928       2.630     11/01/01     11,928
Long Lane Master Trust IV                                         54,000       2.550     11/07/01     53,977
Long Lane Master Trust IV                                         30,000       2.390     11/26/01     29,950
Maximilian Capital Corp.                                          15,000       2.520     11/15/01     14,985
Maximilian Capital Corp.                                          25,000       2.530     11/15/01     24,976
Maximilian Capital Corp.                                           9,521       2.470     11/20/01      9,509
Maximilian Capital Corp.                                          24,944       2.460     12/14/01     24,871
Maximilian Capital Corp.                                          23,076       2.430     01/15/02     22,959
Mitsubishi Motors Credit of America, Inc.                         25,000       2.670     11/06/01     24,991
Moat Funding LLC                                                  10,800       2.550     11/09/01     10,794
Moat Funding LLC                                                  25,000       2.480     11/20/01     24,967
Parthenon Receivables Funding LLC                                 42,897       2.490     11/19/01     42,844
Parthenon Receivables Funding LLC                                 11,264       2.500     11/19/01     11,250
Parthenon Receivables Funding LLC                                 25,050       2.450     11/21/01     25,016
Parthenon Receivables Funding LLC                                 16,000       2.430     11/27/01     15,972
Primer Banco del Istmo SA                                         25,000       3.700     11/26/01     24,936
Sears Roebuck Acceptance Corp.                                    50,000       2.725     11/01/01     49,860
Siefunds Corp.                                                    23,000       2.470     11/20/01     22,970
Siefunds Corp.                                                    75,000       2.490     11/20/01     74,901
Starbird Funding Corp.                                            30,000       2.670     11/01/01     30,000
Starbird Funding Corp.                                             5,360       2.570     11/20/01      5,353
Stellar Funding Group, Inc.                                       10,000       2.800     11/01/01     10,000
Stellar Funding Group, Inc.                                       15,870       2.560     11/05/01     15,866
Stellar Funding Group, Inc.                                       11,276       2.800     11/05/01     11,273
Stellar Funding Group, Inc.                                        8,936       2.470     11/13/01      8,929
Stellar Funding Group, Inc.                                       15,652       2.490     11/20/01     15,632
Stellar Funding Group, Inc.                                       13,481       2.460     11/29/01     13,455
Stellar Funding Group, Inc.                                        5,936       2.430     11/30/01      5,924
Stellar Funding Group, Inc.                                        5,037       2.440     12/05/01      5,025
Stellar Funding Group, Inc.                                        7,010       2.430     01/02/02      6,981
Three Pillars Funding Corp.                                        7,108       2.450     11/15/01      7,101
Three Pillars Funding Corp.                                       50,000       2.430     11/20/01     49,936
Westways Funding I Ltd.                                           36,000       2.580     11/01/01     36,000
Westways Funding I Ltd.                                           17,000       2.550     11/05/01     16,995
Westways Funding I Ltd.                                            9,000       3.000     11/07/01      8,996
                                                                                                   ---------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,698,105)                                        1,698,105
                                                                                                   ---------

                                                             Money Market Fund 5

MONEY MARKET FUND

                                                                October 31, 2001

                                                                            PRINCIPAL
                                                                             AMOUNT                        DATE           VALUE
                                                                             (000)           RATE           OF            (000)
                                                                               $              %          MATURITY*          $
                                                                           ---------        ------      ----------     ----------
UNITED STATES GOVERNMENT AGENCIES - 0.9%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                              7,443          2.344       06/01/05            7,446
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                      10,313          2.521       12/01/17           10,454
                                                                                                                       ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost $17,900)                                                           17,900
                                                                                                                       ----------
TOTAL INVESTMENTS - 99.9% (amortized cost $1,885,758)(b)                                                                1,885,758

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                      983
                                                                                                                        ---------

NET ASSETS - 100.0%                                                                                                     1,886,741
                                                                                                                        =========

* The interest rate for all securities with a maturity date greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:
LIBOR - London Interbank Offered Rate

See accompanying notes which are an integral part of the financial statements.

6 Money Market Fund

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                                                                    October 31, 2001
ASSETS
Investments at amortized cost which approximates market  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,885,758
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,386
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 59
                                                                                                                   ----------------

      Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,887,203

Liabilities
Payables:
  Accrued fees to affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            249
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  82
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 131
                                                                                      ----------------
      Total liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                462
                                                                                                                   ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,886,741
                                                                                                                   ================
NET ASSETS CONSIST OF:
Accumulated  net  realized  gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           (152)
Shares of  beneficial  interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,869
Additional  paid-in  capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,868,024
                                                                                                                   ----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $      1,886,741
                                                                                                                   ================

NET ASSET VALUE, offering and redemption price per share:
  ($1,886,740,574 divided by 1,886,891,263 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           1.00
                                                                                                                   ================

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 7

MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001


INVESTMENT INCOME
  Interest .....................................................                     $95,776

EXPENSES

  Advisory fees ................................................   $  3,896
  Administrative fees ..........................................        974
  Custodian fees ...............................................        493
  Transfer agent fees ..........................................        139
  Professional fees ............................................         44
  Registration fees ............................................         95
  Trustees' fees ...............................................         13
  Miscellaneous ................................................         36
                                                                   --------

  Expenses before reductions ...................................      5,690
  Expense reductions ...........................................     (2,932)
                                                                   --------

    Expenses, net ..............................................                        2,758
                                                                                     --------
Net investment income
NET REALIZED GAIN (LOSS) .......................................                       93,018
                                                                                     --------
Net realized gain (loss) on investments ........................                          (36)
                                                                                     --------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....................                     $ 92,982
                                                                                     ========


See accompanying notes which are an integral part of the financial statements.

8 Money Market Fund

MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                           FISCAL YEAR ENDED   TEN MONTHS ENDED       YEAR ENDED
                                                                            OCTOBER 31, 2001   OCTOBER 31, 2000    DECEMBER 31, 1999
                                                                           -----------------   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income..............................................      $   93,018          $   91,324          $  105,218
  Net realized gain (loss)...........................................             (36)                (95)                (18)
                                                                           ----------          ----------          ----------
    Net increase in net assets from operations.......................          92,982              91,229             105,200
                                                                           ----------          ----------          ----------
DISTRIBUTIONS
  From net investment income.........................................         (93,018)            (91,324)           (105,218)
                                                                           ----------          ----------          ----------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions......         129,347            (269,192)            421,709
                                                                           ----------          ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS..........................         129,311            (269,287)            421,691

NET ASSETS
  Beginning of period................................................       1,757,430           2,026,717           1,605,026
                                                                           ----------          ----------          ----------
  End of period......................................................      $1,886,741          $1,757,430          $2,026,717
                                                                           ==========          ==========          ==========

  See accompanying notes which are an integral part of the financial statements.

                                                             Money Market Fund 9

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                                 --------------------------------------------------
                                                           2001*       2000**        1999         1998        1997         1996
                                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD................   $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000
                                                       -----------  -----------  -----------  -----------  -----------  -----------
INCOME FROM OPERATIONS
  Net investment income.............................         .0483        .0519        .0515        .0553        .0563        .0549
                                                       -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS
  From net investment income........................        (.0483)      (.0519)      (.0515)      (.0553)      (.0563)      (.0549)
                                                       -----------  -----------  -----------  -----------  -----------  -----------

NET ASSET VALUE, END OF PERIOD......................   $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000
                                                       ===========  ===========  ===========  ===========  ===========  ===========

TOTAL RETURN (%)(a).................................          4.94         5.32         5.27         5.69         5.79         5.63

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)..........     1,886,741    1,757,430    2,026,717    1,605,026      926,283      496,932
  Ratios to average net assets (%)(b):
    Operating expenses, net.........................           .14          .17          .17          .16          .08          .05
    Operating expenses, gross.......................           .29          .32          .32          .31          .30          .30
    Net investment income...........................          4.78         6.23         5.15         5.54         5.65         5.49

 *  For the fiscal year ended October 31, 2001.
 ** For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

10 Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

Dollar amounts in thousands                                                                              October 31, 2001

                                                                     PRINCIPAL
                                                                       AMOUNT                          DATE       VALUE
                                                                       (000)            RATE            OF        (000)
                                                                         $                %          MATURITY*      $
                                                                     ---------        ---------      ---------  ---------
UNITED STATES GOVERNMENT AGENCIES - 53.8%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                          3,497            2.344       06/01/05      3,499
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                      2,750            2.521       06/15/12      2,770
Federal Home Loan Bank                                                   2,500            6.750       02/01/02      2,516
Federal Home Loan Bank                                                   5,000            4.000       08/08/02      5,005
Federal Home Loan Mortgage Corporation                                  19,843            2.480       11/01/01     19,843
Federal National Mortgage Association                                   25,000            2.480       11/01/01     25,000
                                                                                                                ---------

TOTAL INVESTMENTS - 53.8% (amortized cost $58,633)                                                                 58,633
                                                                                                                ---------
REPURCHASE AGREEMENTS - 46.1%

Agreement with ABN - AMRO Bank N.V. and The Bank of New York (Tri-Party) of
   $25,000 acquired October 31, 2001 at 2.580% to be repurchased on November 1,
   2001, collateralized by:
   $24,392 United States Agency Obligations, valued at $25,503                                                     25,000
Agreement with HSBC Securities, Inc. and J.P. Morgan Chase & Co. (Tri-Party) of $25,131
   acquired October 31, 2001 at 2.590% to be repurchased on November 1, 2001, collateralized by:
   $27,258 United States Agency Obligations, valued at $25,635                                                     25,131
                                                                                                                ---------

TOTAL REPURCHASE AGREEMENTS (identified cost $50,131)                                                              50,131
                                                                                                                ---------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.9% (cost $108,764)(b)                                            108,764

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                              120
                                                                                                                ---------

NET ASSETS - 100.0%                                                                                               108,884
                                                                                                                =========


 * The identified interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

Abbreviations:

LIBOR - London Interbank Offered Rate

12 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per share amounts)                 October 31, 2001


ASSETS
Investments at amortized cost which approximates market......................  $          58,633
Repurchase agreements(identified cost $50,131)...............................             50,131
Interest receivable..........................................................                226
                                                                               -----------------
    Total assets.............................................................            108,990

LIABILITIES
Payables:
  Accrued fees to affiliates................................  $            57
  Other accrued expenses....................................               42
  Dividends.................................................                7
                                                              ---------------

    Total liabilities........................................................                106
                                                                               -----------------
NET ASSETS...................................................................  $         108,884
                                                                               =================
NET ASSETS CONSIST OF:
Accumulated net realized gain (loss).........................................  $             (24)
Shares of beneficial interest................................................              1,089
Additional paid-in capital..................................................             107,819
                                                                               -----------------
NET ASSETS...................................................................  $         108,884
                                                                               =================

NET ASSET VALUE, offering and redemption price per share:
  ($108,883,673 divided by 108,908,176 shares of $.01 par value
  shares of beneficial interest outstanding).................................  $            1.00
                                                                               =================

  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund 13

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands                 For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME

  Interest...........................................................................   $      4,783

EXPENSES
  Advisory fees............................................................ $       199
  Administrative fees......................................................          50
  Custodian fees...........................................................          52
  Transfer agent fees......................................................         204
  Professional fees........................................................          22
  Registration fees........................................................          42
  Trustees' fees...........................................................          13
  Miscellaneous............................................................          42
                                                                            -----------
  Expenses before reductions...............................................         624
  Expense reductions.......................................................        (252)
                                                                            -----------

    Expenses, net....................................................................            372
                                                                                        ------------
Net investment income................................................................          4,411
                                                                                        ------------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments..............................................            (15)
                                                                                        ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........................................   $      4,396
                                                                                        ============

See accompanying notes which are an integral part of the financial statements.

14 US Government Money Market Fund

US GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                          FISCAL YEAR ENDED   TEN MONTHS ENDED       YEAR ENDED
                                                                           OCTOBER 31, 2001   OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                          -----------------   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ................................................  $           4,411   $          5,630   $            7,598
  Net realized gain (loss) .............................................                (15)                (4)                  (5)
                                                                          -----------------   ----------------   ------------------
    Net increase in net assets from operations .........................              4,396              5,626                7,593
                                                                          -----------------   ----------------   ------------------
DISTRIBUTIONS
  From net investment income ...........................................             (4,411)            (5,630)              (7,598)
                                                                          -----------------   ----------------   ------------------
SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ........             27,583           (108,830)              23,931
                                                                          -----------------   ----------------   ------------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ............................             27,568           (108,834)              23,926

NET ASSETS
  Beginning of period ..................................................             81,316            190,150              166,224
                                                                          -----------------   ----------------   ------------------
  End of period ........................................................  $         108,884  $          81,316   $          190,150
                                                                          =================  =================   ==================


  See accompanying notes which are an integral part of the financial statements.

                                              US Government Money Market Fund 15

US GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                               YEARS ENDED DECEMBER 31,
                                                                                    ---------------------------------------------
                                                               2001*      2000**      1999        1998        1997        1996
                                                            ---------   ---------   ---------  ----------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD....................... $  1.0000   $  1.0000   $  1.0000  $   1.0000   $  1.0000   $  1.0000
                                                            ---------   ---------   ---------  ----------   ---------   ---------
INCOME FROM OPERATIONS
  Net investment income....................................     .0446       .0500       .0483       .0520       .0545       .0526
                                                            ---------   ---------   ---------  ----------   ---------   ---------
DISTRIBUTIONS
  From net investment income...............................    (.0446)     (.0500)     (.0483)     (.0520)     (.0545)     (.0526)
                                                            ---------   ---------   ---------  ----------   ---------   ---------
NET ASSET VALUE, END OF PERIOD............................. $  1.0000   $  1.0000   $  1.0000  $   1.0000   $  1.0000   $  1.0000
                                                            =========   =========   =========  ==========   =========   =========
TOTAL RETURN (%)(a)........................................      4.55        5.12        4.93        5.34        5.59        5.40

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).................   108,884      81,316     190,150     166,224     187,412     239,725

  Ratios to average net assets (%)(b):
    Operating expenses, net................................       .37         .32         .30         .32         .20         .25
    Operating expenses, gross..............................       .63         .58         .54         .55         .41         .50
    Net investment income..................................      4.43        5.91        4.83        5.20        5.44        5.27

*   For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

16 US Government Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

                                                                October 31, 2001

                                                                               PRINCIPAL
                                                                                AMOUNT                         DATE         VALUE
                                                                                 (000)           RATE           OF          (000)
                                                                                   $               %         MATURITY*        $
                                                                               --------          -----       ---------      -----
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.4%
ALABAMA - 1.1%
Lauderdale County, Alabama Public Park & Recreation Board Revenue,
  weekly demand                                                                    800           2.350        12/01/20        800
Mobile, Alabama Industrial Development Board Pollution Control Revenue,
  weekly demand                                                                  1,200           2.225        06/01/04      1,200
                                                                                                                           ------
                                                                                                                            2,000
                                                                                                                           ------
ARIZONA - 0.2%
Arizona Health Facilities Authority Revenue, Series A, weekly demand                95           2.150        06/01/30         95
Maricopa County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                                    300           2.600        10/01/04        300
                                                                                                                           ------
                                                                                                                              395
                                                                                                                           ------
COLORADO - 1.7%
Castle Pines North Metropolitan District, Colorado General Obligation,
  weekly demand                                                                    900           2.200        12/01/28        900
Denver, Colorado City & County Multi-Family Housing Revenue, daily demand          100           2.100        12/01/09        100
Denver, Colorado Healthcare & Hospital Authority Revenue, Series B,
  daily demand                                                                     400           2.050        12/01/31        400
SBC Metropolitan District, Colorado General Obligation, Series 1998,
  annual demand                                                                  1,670           4.450        12/01/17      1,670
                                                                                                                           ------
                                                                                                                            3,070
                                                                                                                           ------
DELAWARE - 0.6%
Delaware State Economic Development Authority Multi-Family Revenue,
  weekly demand                                                                    650           2.000        12/01/15        650
Delaware State Economic Development Authority Revenue, Series B,
  weekly demand                                                                    500           2.150        05/01/15        500
                                                                                                                           ------
                                                                                                                            1,150
                                                                                                                           ------
DISTRICT OF COLUMBIA - 0.5%
District of Columbia Revenue, weekly demand                                        900           2.200        12/01/23        900
                                                                                                                           ------
FLORIDA - 5.7%
Alachua County, Florida Industrial Development Revenue, Series A, monthly
  demand                                                                           770           2.350        01/01/12        770
Capital Trust Agency, Florida Multi-family Housing Development Revenue,
  Series A, weekly demand                                                        5,400           2.250        12/01/32      5,400
Fort Pierce, Florida Health Facility Revenue, weekly demand                        400           2.100        10/01/17        400
Orange County, Florida Industrial Development Authority Revenue,
  monthly demand                                                                 1,000           2.350        01/01/11      1,000
Orange County, Florida Industrial Development Authority Revenue, Series A,
  semiannual demand                                                              2,740           3.800        10/01/15      2,740
                                                                                                                           ------
                                                                                                                           10,310
                                                                                                                           ------

18 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001

                                                                              PRINCIPAL
                                                                                AMOUNT                         DATE        VALUE
                                                                                (000)            RATE           OF         (000)
                                                                                  $                %         MATURITY*       $
                                                                              ---------          -----       ---------    ------
GEORGIA - 5.0%
Clayton County, Georgia Housing Authority Multi-family Housing Revenue,
  weekly demand                                                                   600            2.150        08/01/06       600
De Kalb County, Georgia Development Authority Revenue, weekly demand            3,500            2.100        03/01/24     3,500
Fulton County, Georgia Development Authority Revenue, weekly demand               900            2.100        02/01/16       900
Gwinnett County, Georgia Development Authority Revenue, weekly demand              65            2.100        03/01/17        65
Macon-Bibb County, Georgia Hospital Authority Revenue, weekly demand              900            2.100        12/01/18       900
Roswell, Georgia Housing Authority Multi-family Housing Revenue,
  weekly demand                                                                 3,150            1.950        06/01/25     3,150
                                                                                                                          ------
                                                                                                                           9,115
                                                                                                                          ------
ILLINOIS - 6.2%
Bridgeview, Illinois Non-callable Notes                                           735            5.500        12/01/01       735
East Peoria, Illinois, Multi-family Housing Revenue, weekly demand              1,420            2.350        06/01/08     1,420
Illinois Health Facilities Authority Revenue, Series B, daily demand            2,300            2.100        01/01/20     2,300
Illinois State Development Finance Authority Revenue, quarterly demand            700            3.450        08/01/25       700
Illinois State Development Finance Authority Revenue, weekly demand               900            2.250        04/01/21       900
Oakbrook Terrace, Illinois Industrial Development Revenue, monthly demand       2,100            2.350        12/01/25     2,100
Sangamon County, Illinois School District Number 186, Tax Anticipation
  Warrants                                                                      2,300            4.500        12/20/01     2,302
Troy Grove, Illinois Revenue, weekly demand                                       750            3.245        05/01/10       750
                                                                                                                          ------
                                                                                                                          11,207
                                                                                                                          ------
INDIANA - 4.4%
Indiana Bond Bank Advance Funding Program Notes, Series A-2                     2,000            4.000        01/22/02     2,003
Michigan City, Indiana School Building Corp.                                      425            4.500        01/05/02       426
Middlebury, Indiana Community Schools Tax Anticipation Warrants                 2,295            3.800        12/31/01     2,296
Sunman Dearborn, Indiana School Building Corp. Bond Anticipation Notes          1,900            3.600        12/17/01     1,900
Wawasee, Indiana Community School Corp. Tax Anticipation Warrants               1,400            4.700        12/31/01     1,400
                                                                                                                          ------
                                                                                                                           8,025
                                                                                                                          ------
IOWA - 6.7%
Chillicothe, Iowa Pollution Control Revenue, Series A, weekly demand            1,500            2.150        05/01/23     1,500
Chillicothe, Iowa Pollution Control Revenue, weekly demand                      2,400            2.150        01/01/23     2,400
Council Bluffs, Iowa Pollution Control Revenue, weekly demand                   1,500            2.150        01/01/25     1,500
Davenport, Iowa General Obligation, Series A                                    1,595            4.000        06/01/02     1,603
Iowa Finance Authority Housing & Health Care Revenue, weekly demand               775            2.250        04/01/05       775
Iowa Finance Authority Revenue, daily demand                                    1,300            2.050        06/01/27     1,300
Iowa State Higher Education Loan Authority Revenue, daily demand                  200            2.050        03/01/30       200
Storm Lake, Iowa Private College Revenue, weekly demand                         2,900            2.250        12/01/03     2,900
                                                                                                                          ------
                                                                                                                          12,178
                                                                                                                          ------
KENTUCKY - 4.5%
Jefferson County, Kentucky Industrial Building Revenue, weekly demand           1,010            2.150        01/01/19     1,010
Jefferson County, Kentucky Retirement Home Revenue, weekly demand               2,000            2.140        10/01/19     2,000
Johnson County, Kentucky Justice Center Corporate Revenue Bond
  Anticipation Notes                                                            1,000            2.750        08/01/02     1,000
Kentucky Area Development Districts Financing Lease Program Revenue,
  Series E2, weekly demand                                                        490            2.350        12/01/31       490
Louisville, Kentucky Multi-family Housing Revenue, daily demand                   300            2.100        07/15/19       300
McCreary County, Kentucky Industrial Building Revenue, Series B,
  weekly demand                                                                 1,900            2.250        04/01/13     1,900
McCreary County, Kentucky Industrial Building Revenue, weekly demand            1,475            2.250        04/01/13     1,475
                                                                                                                          ------
                                                                                                                           8,175
                                                                                                                          ------

                                                   Tax Free Money Market Fund 19

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001






                                                                                  PRINCIPAL
                                                                                   AMOUNT                      DATE          VALUE
                                                                                    (000)       RATE            OF           (000)
                                                                                      $          %           MATURITY*         $
                                                                                  ---------   ---------      ---------     ---------
MAINE - 1.7%
Maine State Health & Higher Educational Facilities Authority Revenue, Series B,
  weekly demand                                                                       3,000        2.150       01/01/29        3,000
                                                                                                                           ---------

MARYLAND - 0.9%
Maryland State Economic Development Corp. Revenue, weekly demand                        735        2.100       09/01/24          735
Montgomery County, Maryland Industrial Development Revenue, monthly demand              930        2.400       04/01/14          930
                                                                                                                           ---------
                                                                                                                               1,665
                                                                                                                           ---------

MICHIGAN - 6.4%
Gogebic County, Michigan Ironwood Area Schools General Obligation                     1,000        3.400       05/20/02        1,001
Lakeville, Michigan Community School District General Obligation State Aid Notes      1,300        3.400       06/28/02        1,302
Lansing, Michigan Economic Development Corp., semiannual demand                       1,770        3.650       05/01/15        1,770
Meridian, Michigan Economic Development, monthly demand                                 455        2.200       11/15/14          455
Michigan State Housing Development Authority, Limited Obligation Revenue,
  weekly demand                                                                       1,000        2.225       06/01/04        1,000
Michigan State Job Development Authority Revenue, monthly demand                      1,900        2.500       11/01/14        1,900
Michigan State Municipal Bond Authority Revenue, Series C-2                           1,000        3.500       08/22/02        1,007
Northville Township, Michigan Economic Development Corp.,
  Limited Obligation Revenue, Series P, weekly demand Series P                          500        2.025       05/01/14          500
Oakland County, Michigan Economic Development Corp.,
  Limited Obligation Revenue, semiannual demand                                         800        3.600       08/01/15          800
Whitehall, Michigan School District State Aid Notes                                   1,900        3.300       06/30/02        1,905
                                                                                                                           ---------
                                                                                                                              11,640
                                                                                                                           ---------

MINNESOTA - 6.1%
Austin, Minnesota Industrial Development Revenue, weekly demand                       1,400        2.150       12/30/13        1,400
Mankato, Minnesota Revenue, daily demand                                              1,200        2.150       05/01/06        1,200
Minneapolis & St. Paul, Minnesota, Housing & Redevelopment Authority
  Health Care System Revenue, Series B, daily demand                                    400        2.050       08/15/25          400
Minneapolis, Minnesota Revenue, daily demand                                          5,000        2.150       05/01/26        5,000
St. Paul, Minnesota Port Authority Industrial Development Revenue, Series 1,
  weekly demand                                                                       1,800        2.260       06/01/19        1,800
St. Paul, Minnesota Housing & Redevelopment Authority Revenue, weekly demand          1,300        2.200       08/01/25        1,300
                                                                                                                           ---------
                                                                                                                              11,100
                                                                                                                           ---------

MISSISSIPPI - 0.2%
DeSoto County, Mississippi Industrial Development Revenue, weekly demand                400        3.245       12/01/08          400
                                                                                                                           ---------

MISSOURI - 9.8%
Clayton, Missouri Industrial Development Authority Revenue, weekly demand             1,000        2.230       01/01/09        1,000
Jackson County, Missouri Industrial Development Authority Recreational
  Facilities Revenue, daily demand                                                    2,700        2.150       11/01/16        2,700
Joplin, Missouri Industrial Development Authority Hospital Facilities Revenue
  (prerefunded 12/15/01)                                                              1,300        8.250       12/15/14        1,333
Kansas City, Missouri Industrial Development Authority Multi-family Housing
  Revenue, weekly demand                                                              3,600        2.500       10/01/15        3,600
Missouri State Health & Education Facilities Authority Revenue, daily demand          1,400        2.150       11/01/29        1,400
Missouri State Health & Education Facilities Authority Revenue, daily demand          1,000        2.100       08/15/24        1,000
Missouri State Health & Education Facilities Authority Revenue, Series A,
  weekly demand                                                                         775        2.150       08/01/29          775


20 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001

                                                                              PRINCIPAL
                                                                                AMOUNT                         DATE        VALUE
                                                                                (000)             RATE          OF         (000)
                                                                                  $                %         MATURITY*       $
                                                                              ---------          -----       ---------    ------
Missouri State Health & Educational Facilities Authority Revenue, Series B,
  daily demand                                                                     900           2.050        10/01/24       900
Missouri State Health & Educational Facilities Authority, Series N               2,635           3.000        10/21/02     2,654
St. Charles County, Missouri Industrial Development Authority Revenue,
  weekly demand                                                                  2,300           2.180        12/01/27     2,300
                                                                                                                          ------
                                                                                                                          17,662
                                                                                                                          ------
OHIO - 3.7%
Allen County, Ohio Bond Anticipation Notes                                       1,550           2.700        09/12/02     1,553
Athens County, Ohio Port Authority Housing Revenue, weekly demand                  900           2.200        06/01/32       900
Bellevue, Ohio Hospital Facilities Revenue, semiannual demand                      310           2.650        03/01/17       310
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand                    100           4.860        08/01/02       100
Clermont County, Ohio Economic Development Revenue, semiannual demand              375           3.000        12/01/09       375
Clermont County, Ohio Economic Development Revenue, semiannual demand              520           3.300        05/01/12       520
Clinton County, Ohio Hospital Revenue, weekly demand                               390           2.050        06/01/28       390
Franklin County, Ohio Industrial Development Revenue, semiannual demand            120           3.650        11/01/15       120
Scioto County, Ohio Health Care Facilities Revenue, semiannual demand              620           3.100        12/01/15       620
Stark County, Ohio Health Care Facilities Revenue, semiannual demand             1,445           2.700        09/15/16     1,445
Trumbull County, Ohio Industrial Development Revenue, Series A, weekly demand      290           2.250        04/01/04       290
                                                                                                                          ------
                                                                                                                           6,623
                                                                                                                          ------
OKLAHOMA - 2.1%
Rural Enterprises, Oklahoma Income Revenue, Series A, weekly demand              2,400           2.150        10/01/30     2,400
Tulsa County, Oklahoma Industrial Authority Health Care Revenue,
  semiannual demand                                                              1,250           2.800        12/15/08     1,250
Tulsa, Oklahoma Industrial Authority Revenue                                       145           6.875        01/01/02       146
                                                                                                                          ------
                                                                                                                           3,796
                                                                                                                          ------
OREGON - 4.2%
Clackamas County, Oregon Hospital Facilities Authority Revenue, Series C,
  weekly demand                                                                  2,045           2.200        05/15/29     2,045
Hillsboro, Oregon Revenue, weekly demand                                         1,550           2.150        08/01/11     1,550
Medford, Oregon Hospital Facilities Authority Revenue, weekly demand             4,000           2.000        05/15/27     4,000
                                                                                                                          ------
                                                                                                                           7,595
                                                                                                                          ------
PENNSYLVANIA - 8.1%
Allegheny County, Pennsylvania General Obligation, Series C, annual demand       1,500           3.150        05/01/27     1,500
Berks County, Pennsylvania Industrial Development Authority, weekly demand       1,350           2.225        12/01/04     1,350
Dauphin County, Pennsylvania General Obligation, Series B, weekly demand           835           2.050        10/01/27       835
Hazleton, Pennsylvania Area Industrial Development Authority Revenue,
  weekly demand                                                                    900           2.150        10/01/24       900
Lancaster County, Pennsylvania Vocational-Technical School Authority
  Lease Revenue (a)                                                                400           4.000        02/15/02       401
McCandless, Pennsylvania Industrial Development Authority Commercial Revenue,
  Series A, weekly demand                                                        1,730           2.150        01/01/30     1,730
Moon, Pennsylvania Industrial Development Authority Revenue, weekly demand       1,000           2.150        11/01/12     1,000
Pennsylvania State Economic Development Financing Authority Revenue, Series J3,
  weekly demand                                                                  4,700           2.150        11/01/30     4,700
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority
   Revenue, Series B, weekly demand                                              1,600           2.150        06/01/14     1,600
Union County, Pennsylvania, Hospital Authority Revenue, weekly demand              500           2.150        04/01/27       500
                                                                                                                          ------
                                                                                                                          14,516
                                                                                                                          ------

                                                   Tax Free Money Market Fund 21

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001

                                                                              PRINCIPAL
                                                                                AMOUNT                        DATE         VALUE
                                                                                (000)           RATE           OF          (000)
                                                                                  $               %         MATURITY*        $
                                                                              ---------         ----        ---------     ------
SOUTH CAROLINA - 0.8%
South Carolina State Housing & Development Authority Multi-family Revenue,
  Series A, weekly demand                                                        1,400          2.150        08/01/31      1,400
                                                                                                                          ------
TENNESSEE - 6.6%
Cleveland, Tennessee Industrial Development Board Revenue, weekly demand           900          2.100        07/01/19        900
Franklin County, Tennessee Health & Educational Facilities Revenue, monthly
  demand                                                                         1,415          2.300        09/01/10      1,415
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue,
  daily demand                                                                   3,100          2.150        05/01/29      3,100
Knox County, Tennessee Health, Educational & Housing Facilities Board Revenue,
  weekly demand                                                                    320          2.100        03/01/19        320
Knox County, Tennessee Industrial Development Revenue, monthly demand            4,200          2.100        12/01/14      4,200
Memphis, Tennessee Health Educational & Housing Facility Board Revenue,
  weekly demand                                                                  1,900          2.250        08/01/32      1,900
                                                                                                                          ------
                                                                                                                          11,835
                                                                                                                          ------
TEXAS - 2.3%
Bexar County, Texas Health Facilities Development Revenue, Series B,
  daily demand                                                                     685          1.950        07/01/11        685
Tarrant County, Texas Housing Finance Corp. Revenue, weekly demand               3,400          2.050        12/01/07      3,400
                                                                                                                          ------
                                                                                                                           4,085
                                                                                                                          ------
VIRGINIA - 0.9%
Norfolk, Virginia Industrial Development Authority Revenue, weekly demand        1,075          2.225        03/01/16      1,075
Richmond, Virginia Industrial Development Authority Revenue, Series A,
  weekly demand                                                                    522          2.150        06/01/02        522
                                                                                                                          ------
                                                                                                                           1,597
                                                                                                                          ------
WASHINGTON - 0.7%
Washington State Housing Finance Commission Nonprofit Housing Revenue,
  weekly demand                                                                  1,200          2.200        08/01/24      1,200
                                                                                                                          ------
WEST VIRGINIA - 0.6%
Marshall County, West Virginia Pollution Control Revenue, weekly demand          1,000          2.150        03/01/26      1,000
                                                                                                                          ------
WISCONSIN - 4.8%
Lakeland, Wisconsin Union High School District Tax & Revenue Anticipation
  Promissory Notes                                                               2,200          2.450        10/03/02      2,201
Marshall & Cottage Grove, Wisconsin Joint School District Number 002 Tax &
  Revenue Anticipation Promissory Notes                                            845          2.940        08/22/02        845
Omro, Wisconsin School District Tax & Revenue Anticipation Promissory Notes      1,400          2.290        09/27/02      1,400
Pleasant Prairie, Wisconsin Bond Anticipation Notes, Series A                    1,850          4.750        12/01/01      1,850
Wisconsin Heights, Wisconsin School District Tax & Revenue Anticipation
  Promissory Notes                                                               1,200          4.690        11/01/01      1,200
Wisconsin State Health & Educational Facilities Authority Revenue, Series A,
  weekly demand Series A                                                         1,000          2.150        10/01/29      1,000
Wisconsin State Health & Educational Facilities Authority Revenue, Series B,
  daily demand (a)                                                                 250          2.050        08/15/30        250
                                                                                                                          ------
                                                                                                                           8,746
                                                                                                                          ------

22 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001

                                                                                PRINCIPAL
                                                                                 AMOUNT                     DATE          VALUE
                                                                                 (000)           RATE        OF           (000)
                                                                                   $               %      MATURITY*         $
                                                                                ---------        ----     ---------      -------
MULTI-STATE - 2.9%

Greystone Municipal Lease Certified Trust Certificates of Participation,
  Series A, weekly demand (c)                                                     1,490          2.250     07/01/05        1,490
Greystone Tax-Exempt Certificate Trust Revenue, Series 1998-1, weekly demand (d)  3,100          2.225     05/01/28        3,100
McDonald Tax-Exempt Mortgage Bond Trust, thirteen month demand (e)                  580          3.300     01/15/09          580
                                                                                                                         -------
                                                                                                                           5,170
                                                                                                                         -------

TOTAL INVESTMENTS - 99.4% (amortized cost $179,555)(b)                                                                   179,555

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                                                                   1,144
                                                                                                                         -------

NET ASSETS - 100.0%                                                                                                      180,699
                                                                                                                         =======


 * All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.

(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) The cost for federal income tax purposes is the same as shown above.
(c) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, Maine, Michigan, Minnesota, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia. (d) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Tennessee, and Virginia.
(e) Multi-State bond issue including Michigan, Ohio and Pennsylvania.

Abbreviations:

AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
MBIA - Municipal Bond Investors Assurance

  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 23

TAX FREE MONEY MARKET FUND

                                                                October 31, 2001


QUALITY RATINGS AS A % OF MARKET VALUE++(Unaudited)
VMIG1 or SP-1
P1                                                         53%
                                                           47
                                                       --------
                                                          100%
                                                       ========

ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE       (Unaudited)
Education Revenue                                          25%
Industrial Revenue Bonds                                   22
General Obligation                                         18
Healthcare Revenue                                         17
Housing Revenue                                            14
Pollution Control Revenue                                   4
                                                       --------
                                                          100%
                                                       ========

++   VMIG1:The highest short-term municipal note credit rating given by
           Moody's Investors Services to notes with a demand feature which are of the "best quality."
     SP-1: The highest short-term municipal note credit rating given by Standard
           & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
     P1: The highest tax-exempt commercial paper rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

See accompanying notes which are an integral part of the financial statements.

24 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES



Amounts in thousands (except per share amounts)                           October 31, 2001
ASSETS
Investments at amortized cost which approximates market........................ $  179,555
Interest receivable............................................................      1,258
                                                                                ----------
      Total assets.............................................................    180,813


LIABILITIES
Payables:
  Accrued fees to affiliates........................................ $       54
  Other accrued expenses............................................         49
  Dividends.........................................................         11
                                                                     ----------

      Total liabilities........................................................        114
                                                                                ----------

NET ASSETS                                                                      $  180,699
                                                                                ==========

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss)........................................... $     (122)
Shares of beneficial interest..................................................      1,808
Additional paid-in capital.....................................................    179,013
                                                                                ----------


NET ASSETS..................................................................... $  180,699
                                                                                ==========

NET ASSET VALUE, offering and redemption price per share:
  ($180,698,946 divided by 180,820,018 shares of $.01 par value                 $     1.00
   shares of beneficial interest outstanding)..........................         ==========







  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 25

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

Amounts in thousands                  For the Fiscal Year Ended October 31, 2001

INVESTMENT INCOME
  Interest.............................................................  $6,166

EXPENSES
  Advisory fees................................................  $ 355
  Administrative fees..........................................     89
  Custodian fees...............................................     82
  Transfer agent fees..........................................     74
  Professional fees............................................     16
  Registration fees............................................     43
  Trustees' fees...............................................     13
  Miscellaneous................................................     38
                                                                 -----
  Expenses before reductions...................................    710
  Expense reductions...........................................   (184)
                                                                 -----
    Expenses, net......................................................     526
                                                                         ------
Net investment income..................................................   5,640
                                                                         ------
NET REALIZED GAIN (LOSS)
Net realized gain (loss) on investments................................     (60)
                                                                         ------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............................  $5,580
                                                                         ======

See accompanying notes which are an integral part of the financial statements.

26 Tax Free Money Market Fund

TAX FREE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                     FISCAL YEAR ENDED  TEN MONTHS ENDED      YEAR ENDED
                                                                     OCTOBER 31, 2001   OCTOBER 31, 2000   DECEMBER 31, 1999
                                                                     -----------------  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
  Net investment income ............................................ $           5,640  $          6,603   $           6,436
  Net realized gain (loss) .........................................               (60)              (69)                 12
                                                                     -----------------  ----------------   -----------------
    Net increase in net assets from operations .....................             5,580             6,534               6,448
                                                                     -----------------  ----------------   -----------------

DISTRIBUTIONS
  From net investment income .......................................            (5,640)           (6,603)             (6,436)
                                                                     -----------------  ----------------   -----------------

SHARE TRANSACTIONS
  Net increase (decrease) in net assets from share transactions ....            10,951           (76,818)             52,020
                                                                     -----------------  ----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ........................            10,891           (76,887)             52,032

NET ASSETS
  Beginning of period ..............................................           169,808           246,695             194,663
                                                                     -----------------  ----------------   -----------------
  End of period .................................................... $         180,699  $        169,808   $         246,695
                                                                     =================  ================   =================


  See accompanying notes which are an integral part of the financial statements.

                                                   Tax Free Money Market Fund 27

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                   YEARS ENDED DECEMBER 31,
                                                                                     ----------------------------------------------
                                                                2001*      2000**        1999       1998        1997        1996
                                                            ----------   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD.....................   $   1.0000   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                            ----------   ----------  ----------  ----------  ----------  ----------

INCOME FROM OPERATIONS
  Net investment income..................................        .0317        .0333       .0326       .0331       .0355       .0329
                                                            ----------   ----------  ----------  ----------  ----------  ----------

DISTRIBUTIONS
  From net investment income.............................       (.0317)      (.0333)     (.0326)     (.0331)     (.0355)     (.0329)
                                                            ----------   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD...........................   $   1.0000   $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000
                                                            ==========   ==========  ==========  ==========  ==========  ==========

TOTAL RETURN (%)(a)......................................         3.22         3.38        3.31        3.36        3.61        3.35

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)...............      180,699      169,808     246,695     194,663     130,725     102,207

  Ratios to average net assets (%)(b):
    Operating expenses, net..............................          .30          .34         .21         .34         .28         .42
    Operating expenses, gross............................          .40          .44         .31         .44         .38         .42
    Net investment income................................         3.17         3.96        3.28        3.29        3.55        3.28

 *  For the fiscal year ended October 31, 2001.
**  For the ten months ended October 31, 2000.
(a) Periods less than one year are not annualized.
(b) The ratios for periods less than one year are annualized.

28 Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2001

 1. ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 31 different investment portfolios, referred to as "Funds." These financial statements report on three Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

 2. SIGNIFICANT ACCOUNTING POLICIES
    The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: The Money Market, US Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/ premium is assumed. The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. Investment income: Interest income is recorded on the accrual basis.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

    At October 31, 2001, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                            10/31/02       10/31/03     10/31/04       10/31/05
                                          ------------   -----------   -----------   -----------
    Money Market                          $         --   $    41,009   $       814   $        --
    US Government Money Market                   1,309         4,913         3,331         1,570
    Tax Free Money Market                           --            --            --            --

                                            10/31/06       10/31/07      10/31/08      10/31/09         TOTALS
                                          ------------   -----------   -----------   -----------   ---------------
    Money Market                          $      3,246   $    12,599   $   106,731   $    35,378   $       199,777
    US Government Money Market                     762         1,782         8,484         7,587            29,738
    Tax Free Money Market                           --            --        68,310        63,186           131,496

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Money Market, US Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

                                                Notes to Financial Statements 29

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

    EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

 3. RELATED PARTIES

    ADVISOR AND ADMINISTRATOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a wholly-owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund. The Investment Company Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Money Market Fund. As of October 31, 2001, approximately $1,066,407,000 represents the investments of other affiliated Funds not presented herein. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $345,000,000 is invested in the Money Market Fund.

    The advisory and administrative fees, which are based upon the average daily net assets of each Fund and the rates specified in the table below, are payable monthly and total $4,451,035 and $1,112,759, respectively, for the year ended October 31, 2001. FRIMCo reduces its advisory fees for each Fund by advisory fees incurred on assets invested in the Money Market Fund or the Tax Free Money Market Fund thereby eliminating any duplication of fees.

                                                 ANNUAL RATE
                                          --------------------------
                                          ADVISOR      ADMINISTRATOR
                                          -------      -------------

    Money Market                           0.20%           0.05%
    US Government Money Market             0.20            0.05
    Tax Free Money Market                  0.20            0.05

    The Advisor has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fees for the Money Market Fund. The amount of such waiver for the year ended October 31, 2001 was $2,922,025.

    The Advisor has contractually agreed to waive a portion of its combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the year ended October 31, 2001 was $249,169.

    The Advisor has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the year ended October 31, 2001 was $177,833.

    CUSTODIAN: The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the year ended October 31, 2001, the Fund's custodian fees were reduced by the following amounts under these arrangements:

    Money Market                       $   9,995
    US Government Money Market             3,275
    Tax Free Money Market                  5,905

    TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the Funds listed for the year ended October 31, 2001 were $417,321.

 30 Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

October 31, 2001

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $55,000 per year plus out-of-pocket expenses. Total Trustee expenses for the Funds listed for the year ended October 31, 2001 were $38,153 and were allocated to each Fund, where appropriate.

4. FUND SHARE TRANSACTIONS
   Share transactions for the year ended October 31, 2001, the ten months ended October 31, 2000, and the year ended December 31, 1999 were as follows:

                                                             ON A CONSTANT DOLLAR BASIS (000)
                                                   ----------------------------------------------------
                                                       2001                2000                1999
                                                   ------------        ------------        ------------
   MONEY MARKET
     Proceeds from shares sold                     $ 21,213,174        $ 17,137,684        $ 21,077,851
     Proceeds from reinvestment
       of distributions                                  35,318              38,164              50,168
     Payments for shares redeemed                   (21,119,145)        (17,445,040)        (20,706,310)
                                                   ------------        ------------        ------------
     Total net increase (decrease)                 $    129,347        $   (269,192)       $    421,709
                                                   ============        ============        ============
   US GOVERNMENT MONEY MARKET
     Proceeds from shares sold                     $    302,041        $    215,513        $    539,954
     Proceeds from reinvestment
       of distributions                                   4,089               5,136               7,536
     Payments for shares redeemed                      (278,547)           (329,479)           (523,559)
                                                   ------------        ------------        ------------
     Total net increase (decrease)                 $     27,583        $   (108,830)       $     23,931
                                                   ============        ============        ============
   TAX FREE MONEY MARKET
     Proceeds from shares sold                     $    307,320        $    334,498        $    486,976
     Proceeds from reinvestment
       of distributions                                   3,784               4,245               4,433
     Payments for shares redeemed                      (300,153)           (415,561)           (439,389)
                                                   ------------        ------------        ------------
     Total net increase (decrease)                 $     10,951        $    (76,818)       $     52,020
                                                   ============        ============        ============

5. LINE OF CREDIT
   The Investment Company (the "Participants"), excluding Select Growth Fund and Select Value Fund, share in a $75 million revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee of .125% on the average daily unused amount of the aggregate commitment, which is allocated among each of the Participants. Interest, at the Federal Fund Rate plus .50% annually, is calculated based on the market rates at the time of the borrowing. The Funds may borrow up to a maximum of 33.33% of the value of their net assets under the agreement. The agreement will expire December 27, 2001. The Funds did not have any drawdowns during the year ended October 31, 2001.

6. BENEFICIAL INTEREST
   As of October 31, 2001, the following Funds had one or more shareholders with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

                                            %          %         %
                                          ----       ----      ----
      Tax Free Money Market               31.8       27.6      16.0
      US Government Money Market          34.7
      Money Market                        18.4

                                                Notes to Financial Statements 31

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Frank Russell Investment Company (in this report comprised of Money Market, US Government Money Market, and Tax Free Money Market (the "Funds")) at October 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington
December 14, 2001

32 Report of Independent Accountants

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

TAX INFORMATION

October 31, 2001 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended October 31, 2001, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.

                                                              Tax Information 33

MONEY MARKET FUNDS

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES                                                     OFFICE OF SHAREHOLDER INQUIRIES
  Lynn L. Anderson, Chairman                                   909 A Street
  Paul E. Anderson                                             Tacoma, WA 98402
  Paul Anton, PhD                                              (800) RUSSEL4
  William E. Baxter                                            (800) 787-7354
  Kristianne Blake
  Lee C. Gingrich                                            LEGAL COUNSEL
  Eleanor W. Palmer                                            Stradley, Ronon, Stevens & Young, LLP
  Raymond P. Tennison, Jr.                                     2600 One Commerce Square
                                                               Philadelphia, PA 19103-7098

TRUSTEES EMERITUS                                            INDEPENDENT ACCOUNTANTS
  George F. Russell, Jr.                                       PricewaterhouseCoopers LLP
                                                               999 Third Avenue
                                                               Suite 1800
                                                               Seattle, WA 98104
OFFICERS
  Lynn L. Anderson, Chairman of the Board and President      DISTRIBUTOR
  Mark Amberson, Manager of Short Term Investment Funds        Russell Fund Distributors, Inc.
  Mark E. Swanson, Treasurer and Chief Accounting Officer      909 A Street
  Randall P. Lert, Director of Investments                     Tacoma, WA 98402
  Karl Ege, Secretary and General Counsel


MANAGER, TRANSFER AND DIVIDEND PAYING AGENT                  MONEY MANAGERS
  Frank Russell Investment Management Company                MONEY MARKET FUND
  909 A Street                                                 Frank Russell Investment Management Co., Tacoma, WA
  Tacoma, WA 98402

                                                             US GOVERNMENT MONEY MARKET FUND
CONSULTANT                                                     Frank Russell Investment Management Co., Tacoma, WA
  Frank Russell Company                                        Standish, Ayer, & Wood, Inc., Boston, MA
  909 A Street
  Tacoma, WA 98402                                           TAX FREE MONEY MARKET FUND
                                                               Weiss, Peck & Greer, LLC, New York, NY

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Frank Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

 34 Manager, Money Managers and Service Providers

[Russell Logo]

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                                 36-08-083 (1001)